Long-Term Loans, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of linkage and interest rates
Weighted interest rate as of December 31, 2018	December 31,
Loan currency	%	2018	2017

NIS	3.35 (Prime+1.75%)	$2,334	$3,028

Less - current maturities		467	505

		$1,867	$2,523

Schedule of maturities of long-term debt
Payment schedule	December 31, 2018

2019	467
2020	467
2021	467
2022	467
2023	466
Total	$2,334